Consolidated Balance Sheets - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets:
Cash & cash equivalents	$ 209,891	$ 766,189	$ 1,764,090
Certificates of deposit		244,971	100,000
Marketable securities			284,329
Accounts Receivable	238,598	137,499	38,919
Notes Receivable	163,468	667,512
Inventories	278,155	265,045	272,208
Prepaid Expense and other assets	404,428	289,966	148,637
Total Current Assets	3,109,540	2,371,182	2,608,183
Notes Receivable	1,134,774	1,070,000
Fixed Assets, net	198,258	87,716	101,496
Intangibles, net	973,127	95,356	97,867
Total Assets	5,415,699	3,624,254	2,807,546
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts Payable	409,099	140,462	220,112
Accrued Expenses	315,039	785,215	1,346,105
Deferred Revenue	15,306	6,663	7,998
Total Current Liabilities		932,340	1,574,215
Accrued Expenses			309,649
Total Liabilities	2,389,132	932,340	1,883,864
Commitments and Contingencies
Stockholders’ Equity:
Common Stock, $.01 par value, 50,000,000 authorized, 6,943,283 and 4,564,428 outstanding	133,983	69,432	45,644
Additional paid-in capital	(64,297,137)	(57,380,256)	(47,894,196)
Accumulated deficit	61,405,345	54,765,045	47,018,451
Accumulated Other Comprehensive Income			1,501
Total Stockholders' Equity	3,026,567	2,691,914	923,682
Total Liabilities and Stockholders' Equity	5,415,699	3,624,254	2,807,546
Series B Convertible Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock	792	792	792
Series C Convertible Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock		$ 6,479